Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Industrials Portfolio
November 30, 2021
CYC-NPRT3-0122
1.810678.117
Common Stocks - 99.8%
	Shares	Value ($)
Aerospace & Defense - 13.4%
Aerospace & Defense - 13.4%
Airbus Group NV (a)	6,600	736,692
Axon Enterprise, Inc. (a)	11,000	1,856,690
General Dynamics Corp.	11,800	2,229,846
HEICO Corp. Class A	72,200	8,967,240
Hexcel Corp. (a)	20,700	1,063,566
Howmet Aerospace, Inc.	300,800	8,461,504
Raytheon Technologies Corp.	37,200	3,010,224
The Boeing Co. (a)	64,260	12,713,841
TransDigm Group, Inc. (a)	16,937	9,790,433
Triumph Group, Inc. (a)	315,022	5,279,769
		54,109,805
Air Freight & Logistics - 0.2%
Air Freight & Logistics - 0.2%
GXO Logistics, Inc.	9,040	868,292
Building Products - 5.1%
Building Products - 5.1%
Builders FirstSource, Inc. (a)	86,100	5,978,784
Johnson Controls International PLC	120,500	9,008,580
Trane Technologies PLC	2,565	478,757
Zurn Water Solutions Corp.	144,500	5,064,725
		20,530,846
Commercial Services & Supplies - 5.0%
Diversified Support Services - 2.2%
Copart, Inc. (a)	61,200	8,883,792
Environmental & Facility Services - 2.8%
Casella Waste Systems, Inc. Class A (a)	10,600	898,668
GFL Environmental, Inc. (b)	268,800	10,375,680
Tetra Tech, Inc.	500	92,340
		11,366,688
TOTAL COMMERCIAL SERVICES & SUPPLIES		20,250,480
Construction & Engineering - 5.9%
Construction & Engineering - 5.9%
AECOM (a)	21,300	1,468,422
Willscot Mobile Mini Holdings (a)	585,300	22,294,077
		23,762,499
Electrical Equipment - 11.5%
Electrical Components & Equipment - 11.5%
Acuity Brands, Inc.	49,716	10,010,317
AMETEK, Inc.	153,420	20,941,830
Generac Holdings, Inc. (a)	9,600	4,043,904
nVent Electric PLC	301,452	10,499,573
Regal Rexnord Corp.	6,377	1,008,204
		46,503,828
Industrial Conglomerates - 13.8%
Industrial Conglomerates - 13.8%
General Electric Co.	6,687	635,198
Honeywell International, Inc.	68,498	13,853,036
Roper Technologies, Inc.	89,004	41,311,206
		55,799,440
Machinery - 17.2%
Industrial Machinery - 17.2%
Chart Industries, Inc. (a)	5,800	1,012,390
Crane Co.	155,200	14,983,008
Evoqua Water Technologies Corp. (a)	10,400	467,792
Fortive Corp.	282,100	20,838,727
IDEX Corp.	24,600	5,524,914
Ingersoll Rand, Inc.	427,500	24,940,350
ITT, Inc.	18,845	1,782,360
		69,549,541
Professional Services - 6.7%
Human Resource & Employment Services - 1.9%
HireRight Holdings Corp.	19,500	361,920
TriNet Group, Inc. (a)	72,230	7,244,669
		7,606,589
Research & Consulting Services - 4.8%
Clarivate Analytics PLC (a)	324,300	7,569,162
CoStar Group, Inc. (a)	110,800	8,615,808
Exponent, Inc.	17,200	2,003,800
FTI Consulting, Inc. (a)	8,559	1,250,384
		19,439,154
TOTAL PROFESSIONAL SERVICES		27,045,743
Road & Rail - 15.6%
Railroads - 5.3%
CSX Corp.	150,100	5,202,466
Norfolk Southern Corp.	41,709	11,064,146
Union Pacific Corp.	21,821	5,141,900
		21,408,512
Trucking - 10.3%
J.B. Hunt Transport Services, Inc.	62,652	11,976,556
Old Dominion Freight Lines, Inc.	32,123	11,409,126
Saia, Inc. (a)	39,600	13,114,728
XPO Logistics, Inc. (a)	71,340	5,167,870
		41,668,280
TOTAL ROAD & RAIL		63,076,792
Trading Companies & Distributors - 5.4%
Trading Companies & Distributors - 5.4%
H&E Equipment Services, Inc.	13,400	564,140
Herc Holdings, Inc. (b)	73,204	12,477,622
United Rentals, Inc. (a)	19,600	6,639,304
WESCO International, Inc. (a)	16,200	2,010,906
		21,691,972
TOTAL COMMON STOCKS (Cost $329,331,944)		403,189,238

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	388,099	388,177
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	11,782,550	11,783,728
TOTAL MONEY MARKET FUNDS (Cost $12,171,905)		12,171,905

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $341,503,849)	415,361,143
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(11,189,405)
NET ASSETS - 100.0%	404,171,738

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	915	195,321,628	194,934,366	1,091	-	-	388,177	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	4,412,646	102,311,272	94,940,190	2,475	-	-	11,783,728	0.0%
Total	4,413,561	297,632,900	289,874,556	3,566	-	-	12,171,905

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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